Capital Stock (Details Narrative) (10-Q)																																	3 Months Ended			6 Months Ended				12 Months Ended
	Aug. 24, 2016 CAD CAD / shares shares	Aug. 24, 2016 CAD / shares shares	Jul. 06, 2016 CAD CAD / shares	Jul. 06, 2016 CAD CAD / shares shares	Jun. 23, 2016	Jun. 23, 2016 CAD	Jun. 22, 2016 shares	May 19, 2016 CAD shares	May 18, 2016 USD ($) $ / shares shares	May 18, 2016 CAD shares	May 15, 2016 shares	Apr. 18, 2016 CAD shares	Feb. 25, 2016 USD ($) $ / shares	Feb. 25, 2016 CAD	Jan. 04, 2016 USD ($) $ / shares	Jan. 04, 2016 CAD	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CAD	Dec. 22, 2015 USD ($) $ / shares	Dec. 22, 2015 CAD	Dec. 18, 2015 USD ($) $ / shares	Dec. 18, 2015 CAD	Nov. 05, 2015 USD ($) $ / shares	Nov. 05, 2015 CAD	Sep. 10, 2015 USD ($) shares	Sep. 10, 2015 CAD shares	Jun. 25, 2015 USD ($) $ / shares	Jun. 25, 2015 CAD	Nov. 22, 2014 USD ($) $ / shares	Nov. 22, 2014 CAD	Oct. 22, 2014 CAD shares	Oct. 22, 2014 $ / shares shares	Sep. 30, 2016 CAD CAD / shares shares	Jun. 30, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Sep. 30, 2016 CAD CAD / shares shares	Sep. 30, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD CAD / shares shares	Mar. 31, 2015 CAD CAD / shares shares	May 19, 2016 $ / shares	May 19, 2016 CAD / shares	May 18, 2016 CAD / shares	Apr. 18, 2016 $ / shares	Apr. 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD CAD / shares shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 CAD / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 CAD / shares
Common stock, authorized																																					Unlimited			Unlimited	Unlimited
Common stock, no par value | CAD / shares																																	CAD 0			CAD 0	CAD 0				CAD 0							CAD 0
Warrant exercised per share | CAD / shares																																																0.052									CAD 1.94
Cash proceeds																																					CAD 2,318	CAD 596		CAD 12,614	CAD 1,113
Number of common shares issued for services | shares							15,264				13,874														50,000	50,000
Number of shares issued to consultant in settlement of debt | shares																																6,700
Estimated fair market value per share value | CAD / shares																																																CAD 2.38			CAD 2.38
Issued to consulting services, value																										CAD 67,195
Professional fees																																	CAD 330,496		CAD 57,912		485,254	70,901		859,993	582,564
Amortization of prepaid expenses																																					27,683
Number of shares paid to EPA equal to restricted common shares | shares																																11,256
Fair value of warrants at grant																																					16,042
Fair value of options granted																																					CAD 277,554
Number of options outstanding | shares																																	930,000			930,000	930,000				505,000							930,000
Equity Purchase Agreement [Member]
Number of shares paid to EPA equal to restricted common shares | shares																									50,000	50,000
Restricted common shares, value																										CAD 67,195
Percentage of common shares outstanding																									4.99%	4.99%
Percentage of preceding draw down notice without prior written consent of holder																									100.00%	100.00%
Percentage of outstanding common shares																									4.99%	4.99%
Equity Purchase Agreement [Member] | Minimum [Member]
Share purchase price percent																									65.00%	65.00%
Two Directors And Officers [Member]
Number of personal shares transferred to consultant | shares												250,000
Consulting Firm [Member]
Number of common shares issued for services | shares																																		250,000
Issued to consulting services, value																																		CAD 201,481
Consultant In Settlement Of Debt [Member]
Number of common shares issued for services | shares		250,000
Number of shares issued to consultant in settlement of debt | shares																																		66,667
Consultant in settlement of debt value																																		CAD 64,585
Estimated fair market value per share value | CAD / shares																																		CAD 0.97
Consultant In Settlement Of Debt [Member] | Consultant [Member]
Number of common shares issued for services | shares				20,000
Estimated fair market value per share value | CAD / shares			CAD 0.97	CAD 0.97
Issued to consulting services, value				CAD 19,500
USD [Member]
Warrant exercised per share | $ / shares																																$ 1.50															$ 0.04
Estimated fair market value per share value | $ / shares																	$ 1.72																														$ 1.72
Number of shares paid to EPA equal to restricted common shares | shares																																10,050
USD [Member] | Equity Purchase Agreement [Member]
Committed to purchase up to company's common shares | $																									$ 750,000
Draw down notice held by holder value | $																									$ 62,500
Share purchase price percent						85.00%
Draw down notice increasing the upper limit value on individual draws						CAD 75,000
Draw down notice increasing the lower limit value on individual draws						CAD 62,500
USD [Member] | Equity Purchase Agreement [Member] | Minimum [Member]
Share purchase price percent					65.00%
USD [Member] | Equity Purchase Agreement [Member] | Maximum [Member]
Share purchase price percent					80.00%
USD [Member] | Consultant In Settlement Of Debt [Member]
Estimated fair market value per share value | CAD / shares																																		0.75
USD [Member] | Consultant In Settlement Of Debt [Member] | Consultant [Member]
Estimated fair market value per share value | CAD / shares			CAD 0.75	CAD 0.75
Issued to consulting services, value			CAD 15,000
Warrants [Member]
Number of common shares purchase warrants exercised during period | shares									44,500	44,500																					3,350
Warrant exercised per share | CAD / shares																																												CAD 0.052					CAD 0.056	CAD 0.056	CAD 0.055	CAD 0.056	CAD 0.054	CAD 0.052	CAD .048	CAD 0.046	1.97
Cash proceeds										CAD 2,318				CAD 1,378		CAD 1,732		CAD 2,683		CAD 1,735		CAD 2,834		CAD 1,632				CAD 620		CAD 1,113										CAD 222,803	CAD 786,403
Compensation expense for warrants issued to consultant for service
Fair value of warrants at grant																															CAD 2,060
Dividend yield																															0.00%									0.00%	0.00%
Expected volatility																															123.00%									150.00%	118.00%
Risk-free interest rate																															0.99%									0.54%	52.00%
Expected term																															2 years									11 months 27 days	2 years
Remaining after exercise of warrants | shares																																								222,803
Fair value of warrants exercisable																																									CAD 25,000							CAD 255,500
Fair value of reflected as liability																																									CAD 364,878							27,479
Warrants [Member] | Private Placement Offering [Member]
Number of common shares purchase warrants exercised during period | shares																																									8,850
Warrant exercised per share | CAD / shares																																									CAD 2.62
Fair value of warrants at grant																																									CAD 6,213
Dividend yield																																									0.00%
Expected volatility																																									124.00%
Risk-free interest rate																																									1.02%
Expected term																																									2 years
Warrants [Member] | USD [Member]
Warrant exercised per share | (per share)									$ 0.04				$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04				$ 0.04		$ 0.04																												CAD 1.50
Cash proceeds | $									$ 1,780				$ 1,000		$ 1,240		$ 1,936		$ 1,240		$ 2,064		$ 1,240				$ 500		$ 1,000
Dividend yield																																								0.00%
Expected volatility																																								150.00%
Risk-free interest rate																																								0.52%
Expected term																																								11 months 27 days
Remaining after exercise of warrants | shares																																								156,000
Fair value of warrants exercisable																																	CAD 337,200			CAD 337,200	CAD 337,200				CAD 612,200							CAD 381,700
Warrants [Member] | USD [Member] | Private Placement Offering [Member]
Warrant exercised per share | CAD / shares																																									CAD 2.00
Compensation For Services [Member]
Number of common shares issued for services | shares	250,000											250,000
Estimated fair market value per share value | CAD / shares	CAD 0.45	CAD 0.45																																0.81												CAD 0.35
Issued to consulting services, value	CAD 113,225											CAD 86,380
Compensation services period												5 months
Compensation For Services [Member] | USD [Member]
Estimated fair market value per share value | (per share)	CAD 0.35	CAD 0.35																																CAD 0.62											$ 0.27
Proposed Placements [Member]
Maximum value of proposed placements								CAD 13,117,000
Proposed Placements [Member] | USD [Member]
Maximum value of proposed placements								CAD 10,000,000
Non-Refundable Retainer [Member]
Number of common shares issued for services | shares								100,000
Estimated fair market value per share value | CAD / shares																																											CAD 1.02
Issued to consulting services, value								CAD 101,579
Non-Refundable Retainer [Member] | USD [Member]
Estimated fair market value per share value | $ / shares																																										$ 0.78
Options [Member]
Number of common shares issued for services | shares																																								29,138
Professional fees																																					315,543			CAD 372,709
Fair value of options granted																																					CAD 930,000			CAD 930,000
Percentage of amount equivalent of issued and outstanding common shares																																					15.00%
Number of options outstanding | shares																																	1,513,703			1,513,703	1,513,703											1,455,158
Weighted average grant date fair value of options granted | CAD / shares
Stock Based Compensation [Member] | Directors Officers [Member]
Fair value of options granted																																	CAD 126,449		CAD 112,976	CAD 277,554			CAD 188,026